Plant and Equipment - Summary of Property, Plant And Equipment (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	$ 3,329
End of financial year	2,535	$ 3,329
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	1,529
End of financial year	663	1,529
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	1,539
End of financial year	1,640	1,539
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	261
End of financial year	232	261
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	9,826	7,371
Additions	1,431	1,673
Acquisition of subsidiaries		1,023
Disposals during the year	(960)	(188)
Currency revaluation adjustments	(318)	(53)
End of financial year	9,979	9,826
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	4,395	3,532
Additions	221	408
Acquisition of subsidiaries		595
Reclassification	(82)
Disposals during the year	(437)	(111)
Currency revaluation adjustments	(125)	(29)
End of financial year	3,972	4,395
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	4,589	3,225
Additions	1,131	1,180
Acquisition of subsidiaries		269
Disposals during the year	(433)	(70)
Currency revaluation adjustments	(163)	(15)
End of financial year	5,124	4,589
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	842	614
Additions	79	85
Acquisition of subsidiaries		159
Reclassification	82
Disposals during the year	(90)	(7)
Currency revaluation adjustments	(30)	(9)
End of financial year	883	842
Accumulated amortization and depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	6,497	4,752
Depreciation charge	2,119	1,959
Disposals during the year	(942)	(172)
Currency revaluation adjustments	(230)	(42)
End of financial year	7,444	6,497
Accumulated amortization and depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	2,866	1,872
Depreciation charge	964	1,118
Disposals during the year	(437)	(111)
Currency revaluation adjustments	(84)	(13)
End of financial year	3,309	2,866
Accumulated amortization and depreciation [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	3,050	2,401
Depreciation charge	984	727
Disposals during the year	(429)	(54)
Currency revaluation adjustments	(121)	(24)
End of financial year	3,484	3,050
Accumulated amortization and depreciation [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	581	479
Depreciation charge	171	114
Disposals during the year	(76)	(7)
Currency revaluation adjustments	(25)	(5)
End of financial year	$ 651	$ 581